Real Estate Schedule of Real Estate Properties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real Estate [Abstract]
Land	$ 4,450,532	$ 2,605,162
Land held for future development	297,376	275,094
Buildings and improvements	11,065,113	9,517,343
Tenant improvements	1,617,401	1,435,508
Furniture, fixtures and equipment	25,164	23,441
Construction in progress	1,523,179	1,036,780
Total	18,978,765	14,893,328
Less: accumulated depreciation	(3,161,571)	(2,934,160)
Total real estate	$ 15,817,194	$ 11,959,168